UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 – November 30, 2011

Item 1: Reports to Shareholders

Annual Report | November 30, 2011

Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

> The municipal bond market slid lower in a tumultuous first quarter of the fiscal year before snapping back vigorously in the ensuing nine months.

> For the year ended November 30, 2011, Vanguard New York Tax-Exempt Money Market Fund returned 0.06%, as the Federal Reserve extended its low-interest rate policy for short-term assets until at least 2013.

> Investor Shares of Vanguard New York Long-Term Tax-Exempt Fund returned 5.77% and Admiral Shares returned 5.85%, lagging the fund’s benchmark index but ahead of the average return of its peers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	31
About Your Fund’s Expenses.	64
Glossary.	66

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2011
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.01%	0.02%	0.06%	0.00%	0.06%
New York Tax-Exempt Money Market Funds
Average					0.04
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.69%	4.55%	3.96%	1.81%	5.77%
Admiral™ Shares	2.77	4.68	4.04	1.81	5.85
Barclays Capital 10 Year Municipal Bond Index					7.68
New York Municipal Debt Funds Average					5.38
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2010 , Through November 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$11.04	$11.24	$0.420	$0.000
Admiral Shares	11.04	11.24	0.428	0.000

Chairman’s Letter

Dear Shareholder,

Your fund’s fiscal year, which ended November 30, 2011, began inauspiciously. The turbulence in the municipal bond market that characterized the closing months of the 2010 fiscal year spilled over into the first quarter of this reporting period. By spring, however, the market had regained its footing, and it bounced back strongly for the remainder of the year.

For the 12 months, Investor Shares of Vanguard New York Long-Term Tax-Exempt Fund returned 5.77%; Admiral Shares returned 5.85%. Even in the difficult first quarter, the fund’s high level of income helped cushion the effects of plummeting market values. For the period as a whole, the fund’s income return accounted for more than two-thirds of its total return.

As I noted in my semiannual report to you six months ago, a confluence of negative events affected the municipal bond market at the start of the year. Especially prominent were concerns that state and local governments’ fiscal straits might lead to large-scale defaults. Thankfully, that hasn’t happened—and in our view isn’t likely to happen—although they may continue to struggle for some time despite cautiously hopeful signs. It’s important to keep in mind that the recoveries of state and local governments typically lag after a recession ends, and this one follows the worst national slump since the Great Depression. One measure of the fiscal challenges faced by state and local governments is the substantially reduced issuance of bonds across the entire municipal market as projects were rethought. New York was an exception, though, as developers sought to complete the financing of some large projects.

In response to the market strains earlier in the year that sent municipal bond prices lower, the fund’s yield rose (because bond prices and yields move in opposite directions). As muni prices rallied, yields reversed course. By November 30, the SEC yield for the Long-Term Tax-Exempt Fund stood at 2.69% (Investor Shares), compared with 3.08% a year earlier.

In contrast to the bond markets, money market fund yields were stable—or perhaps frozen is a better word. The Tax-Exempt Money Market Fund returned 0.06%, compared with the 0.04% average return of its peers. Money market funds, tax-exempt and taxable alike, continue to be affected by the Federal Reserve’s decision to keep its target for short-term interest rates near zero. In August, the Fed said it planned to maintain that level until at least mid-2013.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2011
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.52%	7.69%	6.14%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	6.53	8.41	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.09	0.12	1.44

Stocks
Russell 1000 Index (Large-caps)	7.38%	15.10%	0.07%
Russell 2000 Index (Small-caps)	2.75	17.56	0.09
Dow Jones U.S. Total Stock Market Index	6.57	15.67	0.36
MSCI All Country World Index ex USA (International)	-5.90	13.19	-2.11

CPI
Consumer Price Index	3.39%	2.12%	2.34%

Despite modest yields, bonds produced strong returns
Both municipal and taxable bonds performed strongly during the fiscal year as stock market volatility helped generate enthusiasm for the relative stability of fixed income securities. Municipal bonds returned 6.53% and the broad taxable investment-grade bond market returned 5.52%, as anxious investors bid up bond prices and drove already low yields lower still. At the start of the fiscal year, the yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, stood at 2.80%. At the end, the note yielded just 2.07%. As yields decline, of course, so do the prospective returns available from these interest-bearing investments.

Even as the Fed maintained its near-0% target for the shortest-term interest rates, the central bank instituted a bond-buying policy aimed at reducing long-term yields.

A tumultuous path to unremarkable returns
The broad U.S. stock market produced a single-digit gain for the 12 months ended November 30. International stocks recorded a single-digit loss. On the way to these unremarkable returns, however, global stock markets traversed dramatic highs and lows.

Stock prices surged through the first half of the period as the U.S. economy seemed to be grinding into gear. But investor optimism faded in the second

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.17%	—	0.39%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	1.06

The fund expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2011, the funds’ expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010. The expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.17%.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds.

half, as Europe’s sovereign-debt crisis took center stage and political gridlock led to high-stakes brinkmanship over a bill to raise the U.S. debt ceiling. The drama prompted Standard & Poor’s to downgrade the U.S. credit rating, a shock that reverberated through global financial markets. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.)

Although U.S. stocks tumbled through the summer, Treasury prices increased as fear of a disorderly European fiscal resolution spurred a flight to quality among investors. U.S. stocks then rebounded in the period’s final months. International stock markets traced similar trajectories before finishing the year with a negative return.

After a difficult start, municipal bonds rallied
New York and most other states continued their budget struggles in the aftermath of the Great Recession. Governments throughout the country have been closely reexamining their cost structures, a process aimed at closing immediate budget gaps that may also help address some difficult longer-term issues. On the income side of the equation, states’ tax revenue continued to recover for the seventh straight calendar quarter as of September, but at a more moderate pace, according to a preliminary report from the Nelson A. Rockefeller Institute of Government. New York’s downshift was more pronounced than that of the national

Total Returns
Ten Years Ended November 30, 2011

Average
Annual Return
New York Tax-Exempt Money Market Fund	1.51%
New York Tax-Exempt Money Market Funds Average	1.18
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
New York Long-Term Tax-Exempt Fund Investor Shares	4.65%
Barclays Capital 10 Year Municipal Bond Index	5.52
New York Municipal Debt Funds Average	4.11
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

average (a 4.6% year-over-year increase in the third calendar quarter versus the national average of 7.3%).

At the start of the fiscal period, many investors viewed the fiscal challenges of state and local governments with deep pessimism, which contributed to an unusually deep plunge in municipal bond prices. Other factors included a rallying stock market, signs of a strengthening economy, rising interest rates, and the expiration of a popular subsidized taxable municipal bond program. Municipal market gloom persisted until the spring, when a strong rally began that lasted for the remainder of the New York Long-Term Tax-Exempt Fund’s fiscal year.

The market upswing countered the year’s discouraging start. The fund’s Investor Shares returned a solid 5.77% for the 12 months ended November 30; Admiral Shares returned 5.85%. The fund outpaced the 5.38% average return of competing New York funds, a consequence of its smaller loss in the opening months of the year.

The fund’s advisor, Vanguard Fixed Income Group, invests in higher-quality municipal bonds. This focus is a key reason for the fund’s better relative performance, because investors tend to prefer these kinds of investments in rough times. As the year continued and investors regained their appetite for risk, the higher quality of the fund’s assets compared with those of its peers held back returns somewhat. And as longer-term yields declined, peer funds also got a boost from their typically longer average durations (the longer a fund’s duration, the more sensitive the fund is to interest rate changes). At root were the Federal Reserve’s actions at both ends of the yield spectrum. The Fed’s policy of keeping short-term interest rates low has driven many investors to intermediate-term bonds, thus raising prices and reducing yields, while its new bond-buying policy has pushed longer-term yields lower.

The advisor concentrated where possible on essential-service bonds, which typically generate relatively stable revenue streams from, for example, water, sewer, and electricity-generating facilities. It also invested selectively in sectors such as health care.

The advisor’s report that follows this letter provides additional details about the Fixed Income Group’s management of the funds during the year.

Skillful management helps produce solid returns over the long term
A key measure of a fund’s performance is its experience over the long term. That is why it’s gratifying to review the history of the New York tax-exempt bond and money market funds. For the ten years ended November 30, 2011, the funds exceeded their peer-group average returns, and the Long-Term Fund modestly trailed the broad nationwide index that serves as a reasonable if imperfect benchmark for a New York fund.

The funds have benefited from their high-quality orientation and low costs. Especially important has been the skill of the Fixed Income Group—not only the portfolio managers and traders, but also its team of seasoned credit analysts, who provide stringent and objective evaluations of the fiscal strength of bond issuers.

The more markets change, the more they stay the same
Uncertainty—sometimes at elevated levels—is an integral part of the investment landscape. This latest fiscal year serves as a case in point, as concerns about the fiscal health of municipal bond issuers early in the period were overridden by a strong rally in municipal bonds even as the challenges for state and local governments continued unabated.

Whatever the market environment, we believe that an effective long-term investment approach is to select a mix of assets that is balanced between, and diversified among, stocks, bonds, and cash investments. By sticking with such a plan through the markets’ cycles of optimism and fear, you enhance your chances of investment success.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 12, 2011

Advisor’s Report

For the fiscal year ended November 30, 2011, Vanguard New York Tax-Exempt Money Market Fund returned 0.06%, as the Federal Reserve maintained—and said it would extend—its policy of keeping short-term interest rates near zero until mid-2013. Vanguard New York Long-Term Tax-Exempt Fund returned 5.77% for Investor Shares and 5.85% for Admiral Shares, trailing the return of its national benchmark index but ahead of the average return of New York peer-group funds.

The investment environment
The opening months of the funds’ fiscal year coincided with the high point of unease in the municipal bond market. Investor concern had started to rise in October 2010, but the December–January period (the funds’ fiscal year starts on December 1) was characterized by a brief and historically heavy spate of withdrawals from muni funds and a slump in bond prices.

The price decline has been attributed to an almost perfect storm of economic and market factors that we described in detail in our last report to you six months ago. One of these factors was the fear held by some investors of a systemic decline in the creditworthiness of municipal bonds as state and local government tax revenues plunged in the wake of the Great Recession. After that disruptive start, more “normal” dynamics set in and municipal bonds returned a solid 6.53% for the fiscal year, ahead of the 5.52% return of taxable bonds, as measured by the Barclays Capital Municipal Bond Index and Barclays Capital U.S. Aggregate Bond Index, respectively.

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)

	November 30,	November 30,
Maturity	2010	2011
2 years	0.60%	0.42%
5 years	1.36	1.12
10 years	2.79	2.22
30 years	4.28	3.84
Source: Vanguard.

As we expected, the fear of widespread failure by bond issuers to make good on their payment promises never materialized. That being said, they do face a challenging road ahead. Tax revenues have continued to rise for almost two years, but not enough to make budget-balancing easy. The effect of a national recession on these revenues lingers well after its official trough; the deeper the slump, the longer the recovery—and, as you know, the most recent downturn was the deepest in decades.

State and local governments continued to react to the forced austerity programs that the Great Recession precipitated, issuing fewer bonds than investors had expected earlier in the year and being more selective in the process. Overall municipal bond issuance during fiscal 2011 was about 7% lower than a year earlier, although it began to pick up later in the year. The volume figures exclude the effect of subsidized bonds issued under the Build America Bonds program, part of the federal government’s economic-crisis stimulus package. These taxable bonds diverted some potential volume from the market for tax-exempt bonds before the program’s expiration at year-end 2010.

In marked contrast to other states, New York and its municipal entities increased their bond issuance by 40% in the fiscal year’s second half, when about two-thirds of the state’s $39 billion in new bonds were issued. Among the Long-Term Fund’s notable investments during the year were additional purchases of bonds designed to help fund the redevelopment of the Hudson Yards area and the World Trade Center complex in Manhattan.

At the same time, munis offered attractive yields compared with those of Treasury bonds. Muni bonds’ yields historically have been lower, a relationship that takes into account the federal tax-free nature of their income. During the latter part of the fiscal year, muni yields approached and then surpassed Treasury yields as investors sought “safe” assets in reaction to concerns about, among other things, Europe’s sovereign-debt problems. The flight to safety also fueled demand for higher-quality munis, even as state and local governments continued to struggle with their finances.

Given the unusual steepness of the yield curve during the year—that is, the difference in yields between the shortest-and longest-maturity bonds, as shown in the accompanying table—issuers sought to lower borrowing costs by favoring shorter maturities. They found a match with individual investors who were fleeing from the almost nonexistent yields offered by money market mutual funds to short-and medium-term bonds, a dynamic that pushed intermediate-term yields lower as demand and prices rose (bond prices and yields move inversely to each other). In choosing our investments during the year, we took advantage of the steepness in the yield curve to boost returns.

The low money market fund yields, of course, were a consequence of the Federal Reserve’s policy, in place since December 2008, of keeping the shortest-term interest rates near zero. In August, the Fed said it would continue to do so until at least mid-2013, and one month later it said it would also strive to lower longer-term interest rates. Under this new policy, informally known as Operation Twist, the Fed has begun purchasing Treasury bonds with remaining maturities of 6 to 30 years. The purchases have had the effect of lowering yields and raising prices of longer-term bonds.

Management of the funds
The bond fund’s returns for the fiscal year were helped substantially by our decision to redeploy certain assets from the shorter- to the longer-maturity regions of the yield curve.

We also sought to add value through careful, and diversified, selection of revenue-based bonds rather than focusing on state and local general obligation bonds. Some of the spreads between these bonds were among the highest we have seen. Among the sectors in which we benefited were essential services and A-rated hospital bonds.

We have been cautious in setting the New York bond fund’s duration, given the uncertainties hovering over both the U.S. and European economies as well as future U.S. tax policy. We have set the fund’s average weighted duration, which is a gauge of the sensitivity of its portfolio to changes in interest rates, at a neutral level compared with its benchmark index.

In managing the money market fund, we haven’t changed our strategy, even though we continue to operate in an investment environment shaped by the Federal Reserve’s anchoring of its target interest rate in the neighborhood of zero. We remain focused on maintaining a diversified portfolio of high-quality short-term debt.

Going forward, credit concerns will continue to weigh on the municipal market—understandably, given the financial stresses that state and local governments will face for some time. Even so, our approach to muni bond investing hasn’t changed: As always, our dedicated and seasoned credit analysts, working together with traders and portfolio managers, will closely review the fiscal health of our borrowers as we choose issues to add to our portfolios and monitor those we have already purchased.

Michael G. Kobs, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

December 20, 2011

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2011

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	42 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2011, the expense ratio was 0.16%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.17%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2001, Through November 30, 2011
Initial Investment of $10,000

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2001, Through November 30, 2011

		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2002	1.32%	0.91%
2003	0.89	0.53
2004	1.03	0.58
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
7-day SEC yield (11/30/2011): 0.01%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.08%	1.39%	1.54%

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (98.7%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.110%	12/7/11 LOC	11,985	11,985
Amherst NY Development Corp. Student
Housing Facility Revenue VRDO	0.110%	12/7/11 LOC	6,000	6,000
1 BlackRock MuniHoldings New York
Quality Fund, Inc. VRDP VRDO	0.320%	12/7/11 LOC	65,000	65,000
1 BlackRock MuniYield New York Quality Fund, Inc.
VRDP VRDO	0.260%	12/7/11 LOC	35,000	35,000
Brookhaven NY GO	2.000%	9/15/12	1,791	1,812
Brookhaven NY TAN	2.000%	5/9/12	3,000	3,020
Chappaqua NY Central School District TAN	1.000%	6/29/12	8,000	8,028
Chemung County NY Industrial
Development Agency Civic Facility Revenue
(Elmira College Project) VRDO	0.120%	12/7/11 LOC	9,600	9,600
Clifton Park NY Industrial Development Agency
Multifamily Housing Revenue
(Coburg Village Senior Housing Project) VRDO	0.160%	12/7/11 LOC	10,635	10,635
Columbia County NY Capital Resource Corp.
Civic Facility Revenue
(Columbia Memorial Hospital Project) VRDO	0.140%	12/7/11 LOC	6,000	6,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial HospitalProject) VRDO	0.140%	12/7/11 LOC	5,035	5,035
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.140%	12/7/11 LOC	4,680	4,680
Erie County NY Fiscal Stability Authority BAN	1.500%	7/31/12	21,305	21,468
1 Erie County NY Industrial
Development Agency School Facility Revenue
(Buffalo City School District Project) TOB VRDO	0.150%	12/7/11 (4)	17,350	17,350
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.120%	12/7/11 LOC	28,975	28,975

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Half Hollow Hills NY Central School District TAN	1.500%	6/28/12	42,000	42,301
Hauppauge NY Union Free School District TAN	1.500%	6/22/12	23,000	23,156
Hempstead NY GO	2.500%	8/1/12	2,720	2,761
Ithaca City NY School District BAN	1.500%	7/7/12	10,605	10,682
Jericho NY Union Free School District TAN	2.000%	6/15/12	12,000	12,111
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.110%	12/7/11 LOC	36,375	36,375
Long Island NY Power Authority Electric System
Revenue CP	0.230%	12/8/11 LOC	15,000	15,000
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.130%	12/7/11 LOC	6,500	6,500
Long Island NY Power Authority Electric System
Revenue VRDO	0.070%	12/1/11 LOC	8,600	8,600
Massapequa NY Union Free School District TAN	1.500%	6/21/12	7,000	7,043
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.150%	12/7/11	7,510	7,510
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.120%	12/7/11 LOC	13,370	13,370
1 Metropolitan New York Transportation Authority
Revenue (Service Contract) TOB VRDO	0.150%	12/7/11	4,495	4,495
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.150%	12/7/11 (13)	2,000	2,000
Metropolitan New York Transportation Authority
Revenue VRDO	0.110%	12/7/11 LOC	7,000	7,000
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Cherry Ridge) VRDO	0.120%	12/7/11 LOC	6,925	6,925
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Cherry Ridge) VRDO	0.120%	12/7/11 LOC	2,900	2,900
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Cherry Ridge) VRDO	0.120%	12/7/11 LOC	13,900	13,900
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Monroe Community College) VRDO	0.120%	12/7/11 LOC	3,800	3,800
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Nazareth College) VRDO	0.160%	12/7/11 LOC	6,215	6,215
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	12/7/11	5,000	5,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	12/7/11	3,600	3,600
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.160%	12/7/11	19,100	19,100
Nassau NY Health Care Corp. Revenue VRDO	0.080%	12/7/11 LOC	1,100	1,100
New York City NY Cultural Resources Revenue
(AsiaSociety) VRDO	0.120%	12/7/11 LOC	8,235	8,235
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.060%	12/7/11 LOC	16,600	16,600
New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.120%	12/7/11 LOC	1,000	1,000
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.110%	12/7/11	40,100	40,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.110%	12/7/11	57,460	57,460
New York City NY GO	4.250%	1/1/12	1,000	1,003
New York City NY GO	2.000%	8/1/12	5,000	5,058
New York City NY GO	3.000%	8/1/12	19,305	19,662
New York City NY GO	5.500%	8/1/12	2,500	2,587
New York City NY GO	5.500%	8/1/12	2,000	2,069
New York City NY GO	5.000%	10/1/12	1,400	1,455
1 New York City NY GO TOB VRDO	0.100%	12/1/11 LOC	2,080	2,080
New York City NY GO VRDO	0.070%	12/1/11	10,100	10,100
New York City NY GO VRDO	0.070%	12/1/11	5,600	5,600
New York City NY GO VRDO	0.070%	12/1/11	8,820	8,820
New York City NY GO VRDO	0.080%	12/1/11 LOC	16,805	16,805
New York City NY GO VRDO	0.120%	12/1/11 LOC	2,500	2,500
New York City NY GO VRDO	0.070%	12/1/11	7,330	7,330
New York City NY GO VRDO	0.070%	12/1/11	8,865	8,865
New York City NY GO VRDO	0.070%	12/1/11	8,650	8,650
New York City NY GO VRDO	0.080%	12/1/11 LOC	27,890	27,890
New York City NY GO VRDO	0.110%	12/7/11 LOC	13,000	13,000
New York City NY Health &
Hospital Corp. Revenue (Health System) VRDO	0.060%	12/7/11 LOC	22,070	22,070
New York City NY Health &
Hospital Corp. Revenue (Health System) VRDO	0.080%	12/7/11 LOC	8,420	8,420
New York City NY Housing Development Corp.
Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.120%	12/7/11 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.300%	3/1/12	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.320%	5/1/12	13,770	13,770
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.300%	6/29/12	10,290	10,290
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.110%	12/1/11	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.160%	12/7/11	20,000	20,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.200%	12/7/11	5,365	5,365
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.240%	12/7/11	21,840	21,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(89 Murray Street Development) VRDO	0.110%	12/7/11 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development) VRDO	0.110%	12/7/11 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.110%	12/7/11 LOC	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.110%	12/7/11 LOC	8,550	8,550
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.110%	12/7/11 LOC	48,100	48,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.110%	12/7/11 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.110%	12/7/11 LOC	3,445	3,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.110%	12/7/11 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.080%	12/7/11 LOC	33,600	33,600
New York City NY Industrial Development
Agency Civic Facility Revenue
(Lycee Francais De New York Project) VRDO	0.090%	12/7/11 LOC	9,650	9,650
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.120%	12/7/11 LOC	11,930	11,930
New York City NY Industrial Development
Agency Civic Facility Revenue
(MSMC Realty Corp. Project) VRDO	0.110%	12/7/11 LOC	3,000	3,000
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.140%	12/7/11 LOC	10,205	10,205
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Law School) VRDO	0.100%	12/7/11 LOC	15,120	15,120
New York City NY Industrial Development
Agency Civic Facility Revenue
(United Jewish Appeal) VRDO	0.100%	12/7/11	17,800	17,800
New York City NY Industrial Development
Agency Special Facility Revenue
(Korean Air Lines) VRDO	0.120%	12/7/11 LOC	13,400	13,400
New York City NY Industrial Development
Agency Special Facility Revenue
(Korean Air Lines) VRDO	0.120%	12/7/11 LOC	4,400	4,400
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	12/1/11	10,640	10,640
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	12/7/11	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	12/7/11	8,000	8,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.160%	12/7/11	4,900	4,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	12/7/11	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	12/7/11	10,000	10,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	12/7/11	4,895	4,895
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	12/1/11	5,700	5,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	12/1/11	20,030	20,030
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	12/1/11	25,850	25,850
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	12/7/11	28,500	28,500
1 New York City NY Sales Tax Asset
Receivable Corp.Revenue TOB VRDO	0.150%	12/7/11	12,845	12,845
1 New York City NY Sales Tax Asset
Receivable Corp.Revenue TOB VRDO	0.150%	12/7/11	19,610	19,610
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.130%	12/7/11 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.150%	12/7/11	6,500	6,500
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/12	4,275	4,420
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,205	2,300
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,500	2,607
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.140%	12/7/11	5,295	5,295
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.160%	12/7/11	6,085	6,085
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.160%	12/7/11	2,800	2,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.100%	12/7/11	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.050%	12/7/11	14,100	14,100
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.090%	12/7/11	44,860	44,860
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	12/7/11	3,455	3,455
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.120%	12/7/11 LOC	7,080	7,080
1 New York City Transitional Finance Authority
Revenue TOB VRDO	0.160%	12/7/11	9,330	9,330
New York City Transitional Finance Authority
Revenue VRDO	0.070%	12/1/11	9,000	9,000
New York GO	5.000%	9/1/12	10,000	10,355
1 New York GO TOB VRDO	0.160%	12/7/11	14,720	14,720
New York Liberty Development Corp. Revenue
PUT	0.270%	8/8/12	28,000	28,000
New York Liberty Development Corp. Revenue
PUT	0.280%	8/8/12	12,400	12,400

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
PUT	0.300%	8/8/12	30,000	30,000
New York Metropolitan Transportation Authority
Revenue CP	0.160%	1/5/12 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue CP	0.150%	2/1/12 LOC	10,000	10,000
New York Metropolitan Transportation Authority
Revenue CP	0.170%	2/2/12 LOC	5,000	5,000
New York Metropolitan Transportation Authority
Revenue CP	0.160%	2/6/12 LOC	15,625	15,625
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)
TOB VRDO	0.200%	12/7/11	6,680	6,680
New York State Dormitory Authority Lease
Revenue (Westchester County Court Facilities)	5.000%	8/1/12	3,125	3,223
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.140%	12/7/11 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.140%	12/7/11 LOC	2,370	2,370
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.140%	12/7/11 LOC	4,390	4,390
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.140%	12/7/11 LOC	6,905	6,905
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.140%	12/7/11 LOC	22,810	22,810
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.140%	12/7/11	10,690	10,690
New York State Dormitory Authority Revenue
(Columbia University) CP	0.150%	12/8/11	1,095	1,095
New York State Dormitory Authority Revenue
(Columbia University) CP	0.150%	12/8/11	12,800	12,800
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.050%	12/7/11	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.190%	2/7/12	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.160%	12/7/11	12,500	12,500
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.110%	12/7/11	5,900	5,900
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.120%	12/7/11	2,885	2,885
New York State Dormitory Authority Revenue
(Highland Community Development Corp.)
VRDO	0.100%	12/7/11 LOC	8,700	8,700
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.110%	12/7/11 LOC	4,565	4,565
New York State Dormitory Authority Revenue
(Long Island University) VRDO	0.120%	12/7/11 LOC	6,930	6,930
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.210%	12/7/11 LOC	15,785	15,785

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.110%	12/7/11 LOC	69,900	69,900
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.140%	12/7/11 LOC	4,700	4,700
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.100%	12/7/11 LOC	4,800	4,800
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.060%	12/7/11 LOC	8,320	8,320
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.060%	12/7/11 LOC	14,620	14,620
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/12	5,000	5,047
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	3,730	3,779
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,000	1,015
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,500	1,522
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.140%	12/7/11	17,445	17,445
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.140%	12/7/11	6,800	6,800
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.110%	12/7/11	21,215	21,215
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.110%	12/7/11 LOC	1,170	1,170
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	19,190	19,595
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	7,455	7,610
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.130%	12/7/11 LOC	10,290	10,290
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.070%	12/1/11 LOC	4,085	4,085
1 New York State Environmental Facilities Corp.
Revenue (New York City Municipal Water
Finance Authority Project) TOB VRDO	0.140%	12/7/11	4,450	4,450
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.140%	12/7/11	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.140%	12/7/11	3,645	3,645
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.090%	12/7/11 LOC	9,820	9,820
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street) VRDO	0.100%	12/7/11 LOC	12,000	12,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.100%	12/7/11 LOC	11,170	11,170
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.100%	12/7/11 LOC	3,950	3,950
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.090%	12/7/11 LOC	3,900	3,900

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.110%	12/7/11 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.110%	12/7/11 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.140%	12/7/11 LOC	4,200	4,200
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.100%	12/7/11 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.130%	12/7/11	15,000	15,000
1 New York State Housing Finance Agency
Revenue (Service Contract) TOB VRDO	0.110%	12/1/11	11,450	11,450
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/12	2,000	2,031
New York State Local Government
Assistance Corp. Revenue VRDO	0.100%	12/7/11	6,400	6,400
New York State Local Government
Assistance Corp. Revenue VRDO	0.100%	12/7/11	5,600	5,600
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.190%	12/7/11	12,090	12,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.190%	12/7/11	8,800	8,800
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.200%	12/7/11	10,330	10,330
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.200%	12/7/11	11,085	11,085
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.270%	12/7/11	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.000%	12/1/11	15,000	15,000
New York State Power Authority Revenue CP	0.170%	1/5/12	10,000	10,000
New York State Power Authority Revenue CP	0.170%	1/12/12	5,000	5,000
New York State Power Authority Revenue CP	0.160%	1/19/12	5,000	5,000
New York State Power Authority Revenue PUT	0.190%	3/1/12	21,290	21,290
New York State Power Authority Revenue PUT	0.190%	3/1/12	22,600	22,600
New York State Thruway Authority BAN	2.000%	7/12/12	40,000	40,403
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	1.750%	4/1/12	1,000	1,005
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/12	2,180	2,205
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	1,555	1,580
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	2,175	2,209
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	1,310	1,331
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/12	1,000	1,017
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/12	1,000	1,017
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.000%	12/15/11	4,625	4,630
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.090%	12/7/11	7,100	7,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	12/7/11 LOC	54,100	54,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	12/7/11 LOC	25,000	25,000
North Hempstead NY GO	5.000%	1/15/12	1,000	1,006
Northport - East Northport NY Union Free
School District TAN	1.500%	6/28/12	30,000	30,211
1 Nuveen New York Quality Income
Municipal Fund VRDP VRDO	0.260%	12/7/11 LOC	21,000	21,000
1 Nuveen New York Select Quality
Municipal Fund VRDP VRDO	0.260%	12/7/11 LOC	31,000	31,000
Onondaga County NY GO	4.000%	3/1/12	2,765	2,791
Onondaga County NY Industrial Development
Agency Civic Facility Revenue
(Crouse Health Hospital Inc. Project) VRDO	0.140%	12/7/11 LOC	6,295	6,295
Onondaga County NY Industrial Development
Agency Civic Facility Revenue
(Crouse Health Hospital Inc. Project) VRDO	0.140%	12/7/11 LOC	8,395	8,395
Onondaga County NY Industrial Development
Agency Civic Facility Revenue
(Syracuse Home Association Project) VRDO	0.140%	12/7/11 LOC	6,435	6,435
Onondaga County NY Industrial Development
Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.100%	12/7/11 LOC	16,525	16,525
Port Authority of New York &
New Jersey Revenue CP	0.170%	12/7/11	2,010	2,010
Port Authority of New York &
New Jersey Revenue CP	0.180%	2/1/12	4,130	4,130
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.200%	12/7/11	6,500	6,500
Port Washington NY Union Free School District
TAN	1.500%	6/21/12	20,000	20,133
Riverhead NY Industrial Development Agency
Civic Facility Revenue
(Central Suffolk Hospital Project) VRDO	0.140%	12/7/11 LOC	7,705	7,705
Riverhead NY Industrial Development Agency
Civic Facility Revenue
(Central Suffolk Hospital Project) VRDO	0.140%	12/7/11 LOC	6,670	6,670
Rockland County NY Industrial Development
Agency Civic Facility Revenue
(Dominican College Project) VRDO	0.130%	12/7/11 LOC	6,280	6,280
1 Suffolk County NY GO TOB VRDO	0.150%	12/7/11	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(St. Anthonys High School) VRDO	0.090%	12/7/11 LOC	19,175	19,175
1 Suffolk County NY Water Authority Revenue
TOB VRDO	0.110%	12/1/11	16,200	16,200
Suffolk County NY Water Authority Revenue
VRDO	0.060%	12/7/11	45,400	45,400
Syracuse NY Industrial Development Agency
Civic Facility Revenue
(Syracuse University Project) VRDO	0.100%	12/7/11 LOC	3,635	3,635
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.120%	12/7/11	5,575	5,575

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Cornell University) VRDO	0.120%	12/7/11	9,190	9,190
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Ithaca College) VRDO	0.120%	12/7/11 LOC	27,410	27,410
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Ithaca College) VRDO	0.120%	12/7/11 LOC	22,500	22,500
	Triborough Bridge & Tunnel Authority
	New York Revenue	5.000%	1/1/12 (Prere.)	2,000	2,008
	Triborough Bridge & Tunnel Authority
	New York Revenue PUT	4.000%	11/15/12	2,200	2,275
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.140%	12/7/11	2,660	2,660
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.160%	12/7/11	10,035	10,035
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.080%	12/7/11 LOC	13,900	13,900
	Yorktown NY Central School District BAN	1.500%	8/31/12	8,000	8,064
					2,810,270
Puerto Rico (0.7%)
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	14,874
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,529
					18,403
Total Tax-Exempt Municipal Bonds (Cost $2,828,673)					2,828,673
Other Assets and Liabilities (0.6%)
Other Assets					80,544
Liabilities					(62,938)
					17,606
Net Assets (100%)
Applicable to 2,846,084,456 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,846,279
Net Asset Value Per Share					$1.00

New York Tax-Exempt Money Market Fund

At November 30, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	2,846,273
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	6
Net Assets	2,846,279

 See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $585,795,000, representing 20.6% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2011
($000)
Investment Income
Income
Interest	6,824
Total Income	6,824
Expenses
The Vanguard Group—Note B
Investment Advisory Services	921
Management and Administrative	3,277
Marketing and Distribution	953
Custodian Fees	42
Auditing Fees	23
Shareholders’ Reports	9
Trustees’ Fees and Expenses	3
Total Expenses	5,228
Expense Reduction—Note B	(268)
Net Expenses	4,960
Net Investment Income	1,864
Realized Net Gain (Loss) on Investment Securities Sold	20
Net Increase (Decrease) in Net Assets Resulting from Operations	1,884

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,864	3,568
Realized Net Gain (Loss)	20	9
Net Increase (Decrease) in Net Assets Resulting from Operations	1,884	3,577
Distributions
Net Investment Income	(1,864)	(3,568)
Realized Capital Gain	—	—
Total Distributions	(1,864)	(3,568)
Capital Share Transactions (at $1.00)
Issued	1,727,299	1,737,816
Issued in Lieu of Cash Distributions	1,810	3,462
Redeemed	(2,178,325)	(2,362,526)
Net Increase (Decrease) from Capital Share Transactions	(449,216)	(621,248)
Total Increase (Decrease)	(449,196)	(621,239)
Net Assets
Beginning of Period	3,295,475	3,916,714
End of Period	2,846,279	3,295,475

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.004	.023	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.004	.023	.035
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.004)	(.023)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.004)	(.023)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.10%	0.36%	2.32%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,846	$3,295	$3,917	$4,811	$5,451
Ratio of Expenses to Average Net Assets	0.16%[2]	0.17%	0.17%[3]	0.11%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.06%	0.10%	0.37%	2.29%	3.54%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.17%. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2011, the fund had contributed capital of $465,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2011, Vanguard’s management and administrative expenses were reduced by $268,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Tax-Exempt Money Market Fund

At November 30, 2011, 100% of the market value of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2011

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNYTX		VNYUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.69%		2.77%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	510	8,836	45,906
Yield to Maturity
(before expenses)	2.9%	2.8%	3.1%
Average Coupon	4.8%	4.8%	4.9%
Average Duration	6.5 years	6.6 years	8.2 years
Average Effective
Maturity	6.8 years	10.0 years	13.5 years
Short-Term
Reserves	4.4%	—	—

Volatility Measures
	Barclays	Barclays
	10 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.87	0.99
Beta	0.81	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		14.2%
1 - 3 Years		10.7
3 - 5 Years		12.4
5 - 10 Years		55.3
10 - 20 Years		2.1
20 - 30 Years		2.8
Over 30 Years		2.5

Distribution by Credit Quality (% of portfolio)
AAA		23.5%
AA		48.0
A		21.7
BBB		6.3
BB		0.3
Not Rated		0.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2011, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2001, Through November 30, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Investor Shares	5.77%	3.87%	4.65%	$15,750
Barclays Capital Municipal Bond Index	6.53	4.75	5.08	16,411
Barclays Capital 10 Year Municipal
Bond Index	7.68	5.70	5.52	17,113
New York Municipal Debt Funds
Average	5.38	3.46	4.11	14,954

New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	5.85%	3.95%	4.72%	$79,297
Barclays Capital Municipal Bond Index	6.53	4.75	5.08	82,057
Barclays Capital 10 Year Municipal Bond
Index	7.68	5.70	5.52	85,567

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2001, Through November 30, 2011

				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.65%	2.19%	6.84%	6.67%
2003	4.42	2.78	7.20	6.88
2004	4.29	-0.81	3.48	4.03
2005	4.27	-1.24	3.03	3.01
2006	4.51	2.17	6.68	6.17
2007	4.33	-2.76	1.57	3.51
2008	4.03	-8.66	-4.63	-0.42
2009	4.57	8.69	13.26	12.67
2010	3.93	0.27	4.20	5.51
2011	3.96	1.81	5.77	7.68

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	3.25%	4.22%	4.30%	0.34%	4.64%
Admiral Shares	5/14/2001	3.34	4.30	4.37	0.34	4.71

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (97.3%)
Albany County NY GO	5.000%	10/1/12 (14)	800	826
Albany NY Industrial Development Agency
Civic Facility Revenue
(St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	4,941
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/29 (12)	3,455	3,727
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/32 (12)	2,550	2,756
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.375%	5/1/29 (12)	4,395	4,741
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/32 (12)	1,500	1,621
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons West Project)	5.375%	5/1/29 (12)	3,415	3,684
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,561
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/45	3,800	3,857
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	9,324
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	9,315
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	1,760	1,767
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (14)	335	336
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,883

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/20 (4)	3,510	3,799
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/21 (4)	5,000	5,388
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/22 (4)	4,500	4,862
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/25	3,695	4,122
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	702
Hempstead NY GO	2.500%	2/1/12	1,015	1,019
Hempstead NY GO	4.000%	1/15/13	1,500	1,564
Hempstead NY GO	3.000%	4/15/13	5,070	5,264
Hempstead NY GO	4.000%	8/15/13	1,000	1,063
Hempstead NY GO	5.000%	1/15/14	1,740	1,905
Hempstead NY GO	3.000%	4/15/14	5,155	5,464
Hempstead NY GO	5.000%	1/15/15	1,000	1,129
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,489
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,375
Hudson Yards Infrastructure Corp.
New York Revenue	4.500%	2/15/47 (14)	10,000	8,993
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	20,000	19,387
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	18,100	17,545
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	5,000	5,058
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	10,000	10,578
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	28,875	29,108
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/18 (14)	25,000	28,264
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19	15,000	17,763
Long Island NY Power Authority
Electric System Revenue	5.250%	12/1/20 (14)	7,500	8,424
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/23 (14)	4,760	5,145
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/24 (4)	19,830	12,577
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/27 (4)	15,905	8,465
Long Island NY Power Authority
Electric System Revenue	6.250%	4/1/33	2,000	2,282
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/38	5,000	5,132
Metropolitan New York
Transportation Authority Revenue	5.750%	7/1/18	7,490	9,150

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York
Transportation Authority Revenue	4.750%	11/15/23 (14)	8,600	9,000
Metropolitan New York
Transportation Authority Revenue	5.000%	11/15/23	4,500	4,890
Metropolitan New York
Transportation Authority Revenue	6.250%	11/15/23	5,000	5,911
Metropolitan New York
Transportation Authority Revenue	5.000%	11/15/26	2,330	2,496
Metropolitan New York
Transportation Authority Revenue	5.000%	11/15/27	5,000	5,310
Metropolitan New York
Transportation Authority Revenue	5.000%	11/15/27 (14)	2,500	2,614
Metropolitan New York
Transportation Authority Revenue	5.250%	11/15/28	1,000	1,064
Metropolitan New York
Transportation Authority Revenue	6.500%	11/15/28	5,000	5,852
Metropolitan New York
Transportation Authority Revenue	5.250%	11/15/29	1,000	1,068
Metropolitan New York
Transportation Authority Revenue	5.250%	11/15/30	1,150	1,226
Metropolitan New York
Transportation Authority Revenue	5.000%	11/15/33	7,000	7,126
Metropolitan New York
Transportation Authority Revenue	5.000%	11/15/34	5,000	5,109
Metropolitan New York
Transportation Authority Revenue	5.250%	11/15/36	8,800	9,053
Metropolitan New York
Transportation Authority Revenue	5.250%	11/15/40	10,000	10,376
Metropolitan New York
Transportation Authority Revenue
(Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,287
Metropolitan New York
Transportation Authority Revenue
(Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,454
Metropolitan New York
Transportation Authority Revenue
(Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,358
Metropolitan New York
Transportation Authority Revenue
(Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,335
Metropolitan New York
Transportation Authority Revenue
(Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,302
1 Metropolitan New York
Transportation Authority Revenue
(Dedicated Tax Fund) TOB VRDO	0.150%	12/7/11	4,130	4,130
Metropolitan New York
Transportation Authority Revenue
(Service Contract)	5.750%	1/1/17	3,000	3,564
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,173
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,213

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue)	5.500%	11/15/17 (2)	35,000	36,490
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue)	5.500%	11/15/19 (14)	5,500	5,705
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,233
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue)	5.000%	11/15/22	5,000	5,468
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,853
Metropolitan New York
Transportation Authority Revenue
(Transit Revenue) PUT	5.000%	11/15/14	40,550	44,921
1 Metropolitan New York
Transportation Authority Revenue TOB VRDO	0.150%	12/7/11 (13)	7,000	7,000
1 Metropolitan New York
Transportation Authority Revenue TOB VRDO	0.150%	12/7/11 (13)	19,005	19,005
Monroe County NY Industrial Development Corp.
Mortgage Revenue
(Unity Hospital Rochester Project)	5.750%	8/15/30	3,500	3,956
Monroe County NY Industrial
Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.750%	8/15/35	3,000	3,323
Monroe County NY Industrial
Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/40	3,700	3,991
Nassau County NY GO	5.000%	10/1/20	9,025	10,418
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.160%	12/7/11	8,100	8,100
Nassau County NY
Tobacco Settlement Corp. Revenue	5.250%	6/1/26	1,500	1,326
Nassau County NY
Tobacco Settlement Corp. Revenue	5.000%	6/1/35	9,000	6,586
Nassau County NY
Tobacco Settlement Corp. Revenue	5.125%	6/1/46	8,105	5,039
New York City NY
Capital Resources Corp. Revenue
(Loan Enhanced Assistance Program) VRDO	0.230%	12/7/11 LOC	7,665	7,665
New York City NY
Capital Resources Corp. Revenue
(Loan Enhanced Assistance Program) VRDO	0.270%	12/7/11 LOC	4,220	4,220
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.130%	12/1/11	9,550	9,550
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/34	4,000	4,242
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/39	4,000	4,212
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	4,000	4,058

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.100%	7/1/15	14,500	15,014
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.130%	12/1/11 LOC	8,050	8,050
New York City NY GO	5.750%	3/1/13 (Prere.)	3,000	3,203
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	342
New York City NY GO	5.750%	8/1/13	7,500	7,768
New York City NY GO	5.000%	8/1/14	2,500	2,770
New York City NY GO	5.000%	8/1/14	2,800	3,102
New York City NY GO	5.000%	8/1/14	2,330	2,582
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	8/1/16	2,150	2,487
New York City NY GO	5.000%	8/1/16	5,000	5,784
New York City NY GO	5.000%	8/1/16	16,925	19,580
New York City NY GO	5.000%	2/1/17	8,835	10,295
New York City NY GO	5.000%	3/1/17	10,000	11,672
New York City NY GO	5.000%	8/1/17	1,500	1,764
New York City NY GO	5.000%	8/1/17	3,000	3,529
New York City NY GO	5.000%	9/1/17	3,955	4,458
New York City NY GO	5.000%	8/1/18	1,500	1,786
New York City NY GO	5.000%	8/1/19	3,000	3,593
New York City NY GO	5.000%	8/1/19	5,000	5,988
New York City NY GO	5.000%	8/1/20	750	899
New York City NY GO	5.000%	8/1/20	7,500	8,834
New York City NY GO	5.000%	8/1/20	8,380	10,045
New York City NY GO	5.500%	8/1/20	2,185	2,343
New York City NY GO	5.000%	8/1/21	1,000	1,120
New York City NY GO	5.000%	8/1/21	2,000	2,329
New York City NY GO	5.250%	9/1/21	8,100	9,480
New York City NY GO	5.000%	8/1/22	4,000	4,666
New York City NY GO	5.000%	8/1/22	10,000	11,075
New York City NY GO	5.000%	8/1/22	4,250	4,884
New York City NY GO	5.250%	8/15/22	10,000	11,559
New York City NY GO	5.250%	9/1/22	17,000	19,662
New York City NY GO	5.000%	10/1/22	2,985	3,350
New York City NY GO	5.000%	11/1/23	4,525	4,959
New York City NY GO	5.250%	8/15/24	15,000	16,967
New York City NY GO	5.000%	1/1/25	10,000	10,979
New York City NY GO	5.000%	8/1/25	5,500	5,954
New York City NY GO	5.000%	10/1/25	10,000	11,021
New York City NY GO	5.000%	1/1/26	1,360	1,482
New York City NY GO	5.000%	8/15/26	14,500	15,902
New York City NY GO	5.250%	8/15/26	5,100	5,679
New York City NY GO	5.000%	5/15/28	4,500	4,872
New York City NY GO	5.000%	8/1/28	2,000	2,188
New York City NY GO	5.000%	8/1/28	7,000	7,593
New York City NY GO	5.000%	8/1/28	1,915	2,112
New York City NY GO	6.250%	10/15/28	1,035	1,215
New York City NY GO	5.625%	4/1/29	3,000	3,399
New York City NY GO	5.000%	8/1/29	2,500	2,734
New York City NY GO	5.000%	8/1/30	2,185	2,373
New York City NY GO	5.450%	4/1/31	8,500	9,464
New York City NY GO	5.000%	8/1/31	3,000	3,241

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/32	2,985	3,202
New York City NY GO	5.000%	8/1/35	3,500	3,720
New York City NY GO	5.375%	4/1/36	4,000	4,368
New York City NY GO	5.000%	5/15/36	4,250	4,460
New York City NY GO	5.000%	10/1/36	3,000	3,187
New York City NY GO VRDO	0.130%	12/1/11 LOC	3,075	3,075
New York City NY GO VRDO	0.130%	12/1/11	1,700	1,700
New York City NY Health &
Hospital Corp. Revenue (Health System)	5.000%	2/15/12	10	10
New York City NY Health &
Hospital Corp. Revenue (Health System)	5.000%	2/15/15	2,500	2,764
New York City NY Health &
Hospital Corp. Revenue (Health System)	5.000%	2/15/17	2,500	2,844
New York City NY Health &
Hospital Corp. Revenue (Health System)	5.000%	2/15/18	1,500	1,708
New York City NY Health &
Hospital Corp. Revenue (Health System)	5.000%	2/15/21	2,000	2,257
New York City NY Health &
Hospital Corp. Revenue (Health System)	5.000%	2/15/30	3,300	3,451
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,271
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,570
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,664
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,659
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,492
New York City NY Industrial
Development Agency PILOT Revenue
(Queens Baseball Stadium Project)	6.125%	1/1/29 (12)	1,750	1,882
New York City NY Industrial
Development Agency PILOT Revenue
(Queens Baseball Stadium Project)	5.000%	1/1/31 (2)	3,140	2,819
New York City NY Industrial
Development Agency PILOT Revenue
(Queens Baseball Stadium Project)	6.375%	1/1/39 (12)	4,000	4,258
New York City NY Industrial
Development Agency PILOT Revenue
(Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	2,983
New York City NY Industrial
Development Agency PILOT Revenue
(Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,178
New York City NY Industrial
Development Agency PILOT Revenue
(Yankee Stadium Project)	5.000%	3/1/36 (14)	14,800	14,295
New York City NY Industrial
Development Agency PILOT Revenue
(Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	9,066
New York City NY Industrial
Development Agency Special Facility Revenue
(New York Stock Exchange Project)	5.000%	5/1/29	2,020	2,146
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/12 (Prere.)	5,235	5,380

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,048
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	19,280	19,787
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,718
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,449
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	2,000	2,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	4,000	4,492
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,527
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,196
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,413
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	3,355	3,621
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,618
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,346
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	7,923
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	16,271
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	2,000	2,052
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,000	1,042
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,172
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	25,797
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,499
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,183
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,262
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,075
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,291
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,352
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,302
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,166

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	16,162
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,395
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	7,500	7,812
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	12/1/11	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	12/7/11	13,000	13,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	12/7/11	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	12/1/11	8,725	8,725
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	12/1/11	5,500	5,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	12/1/11	300	300
New York City NY Sales Tax Asset
Receivable Corp.Revenue	5.000%	10/15/23 (14)	6,100	6,682
New York City NY Sales Tax Asset
Receivable Corp.Revenue	5.000%	10/15/24 (14)	12,000	13,131
New York City NY Sales Tax Asset
Receivable Corp.Revenue	5.000%	10/15/25 (14)	13,475	14,718
New York City NY Sales Tax Asset
Receivable Corp.Revenue	5.000%	10/15/26 (14)	2,540	2,754
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,355
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,647
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,607
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,564
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,586
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	533
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	524
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,373
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,514
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	2,081
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,302

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/15/12 (Prere.)	9,395	9,496
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	2/15/12 (Prere.)	2,735	2,765
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	3,750	3,875
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,500	4,759
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	5,000	5,743
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	630	738
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	1,750	2,053
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	3,000	3,563
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	2,120	2,518
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	3,135	3,723
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	1,060	1,259
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,395
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,995	3,586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,645	1,970
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,202
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	3,370	3,823
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	2,480	2,992
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,045
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	1,000	1,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	5,910
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,389
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,852
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,483
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,156
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	3,360	3,523
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,146

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,223
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,200
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,252
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,472
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,688
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,424
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,219
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,152
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,841
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,005	2,057
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	7,929
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	12,000	12,682
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	10,000	10,514
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,154
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,081
New York Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,068
New York GO	5.000%	2/15/39	9,500	10,114
New York Liberty Development Corp. Revenue	5.000%	11/15/31	5,000	5,170
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,030
New York Liberty Development Corp. Revenue	5.000%	11/15/44	9,000	8,942
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,237
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,025
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	10,381
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	18,045
New York Metropolitan
Transportation Authority Revenue	5.250%	11/15/38	1,000	1,040
New York Metropolitan
Transportation Authority Revenue	5.000%	11/15/41	2,000	2,025
New York Metropolitan
Transportation Authority Revenue	5.000%	11/15/46	2,000	2,022
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	14,800	15,769
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,606
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,728

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,785
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	2,984
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,178
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,510	4,780
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,660
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,787
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,111
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	1,000	1,087
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,079
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,055
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	11,502
New York State Dormitory Authority Revenue
(Catholic Health Services of Long Island
Obligated Group- St. Charles Hospital &
Rehabilitation Center)	5.500%	7/1/22 (14)	10,000	10,011
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	4,029
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	17,804
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,036
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13	3,475	3,729
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,414
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	5,100	5,434
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,676
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	17,170
2 New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	3,000	3,303
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,248
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,561
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,227
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,377
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	13,380

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.500%	2/15/17	10,000	11,845
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (14)	6,575	6,904
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	529
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,773
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,807
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,543
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/15	1,000	1,108
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/16	1,000	1,125
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/17	1,000	1,135
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	2,000	2,285
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/20	1,000	1,143
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,000	1,128
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	4.500%	7/1/37 (14)	4,820	4,622
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,175
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,442
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,040
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,043
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,884
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	16,333
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/20	3,965	4,285
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/21	4,035	4,330
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/22	4,285	4,551

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/26	1,000	1,042
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	5,495	5,674
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	1,800	1,849
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	2,500	2,497
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	1,000	1,007
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.250%	5/1/34	1,000	1,028
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/41	2,500	2,477
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,643
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,724
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,607
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,250
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,417
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,424
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	3,000	3,274
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,809
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,466
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,251
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,317
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	19,187
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,492
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.140%	12/7/11	11,950	11,950

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	859
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	669
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,943
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,086
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,075
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,723
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,342
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	9,298
New York State Dormitory Authority Revenue
(St. Joseph’s Hospital)	5.250%	7/1/18 (14)	6,005	6,011
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,407
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	5,000	5,144
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,492
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,154
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,726
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,161
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,249
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,667
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	6,715	6,803
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,023
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,578
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,639
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,852
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,607
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) ARS	0.713%	4/1/34 (14)	10,000	9,679
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,646

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,646
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas &
Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,451
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,235
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	8/15/14	5,780	6,460
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.000%	8/15/15	1,400	1,553
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.250%	6/15/16	3,095	3,175
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.250%	6/15/19	11,335	11,603
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/22	4,950	5,569
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	4,540	5,016
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	2,000	2,292
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/31	2,000	2,191
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.750%	6/15/32	12,240	12,606
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	6,000	6,413
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	5,000	5,344
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/36	1,500	1,602
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/41	1,500	1,603
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,298
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,364
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,282

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,550
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,371
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,745
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.500%	1/2/13	5,000	5,048
New York State Environmental Facilities Corp.
Water Facilities Revenue
(United Water New Rochelle Inc. Project)	4.875%	9/1/40	4,000	3,924
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	2,870	2,956
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	5,585	5,751
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	15,921
1 New York State Housing Finance Agency
Revenue (Service Contract) TOB VRDO	0.110%	12/1/11	2,915	2,915
New York State Local Government
Assistance Corp. Revenue	5.500%	4/1/17	2,015	2,351
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/21	3,800	4,546
1 New York State Local Government
Assistance Corp. Revenue TOB VRDO	0.200%	12/7/11	1,500	1,500
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	2,770	2,899
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	21,693
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,070
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,534
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,170
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,676
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	32,954
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,769
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	1,000	1,153
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,759
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,467
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,165
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,216
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,742
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,203
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,193
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,174

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	2,000	2,399
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	5,765	7,012
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	2,000	2,405
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	2,290	2,766
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,901
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,887
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,613
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,500	2,809
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	2,982
New York State Thruway Authority Revenue
(Second Generation Highway &
Bridge Trust Fund)	5.000%	4/1/17	1,500	1,759
New York State
Urban Development Corp. Revenue	5.000%	1/1/14	13,000	14,136
New York State
Urban Development Corp. Revenue	5.000%	1/1/16	10,000	11,399
New York State
Urban Development Corp. Revenue	5.250%	1/1/17	2,095	2,439
New York State
Urban Development Corp. Revenue	5.625%	1/1/28	3,860	4,256
New York State
Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	3/15/19	5,000	5,997
New York State
Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	12/15/19	4,635	5,601
New York State
Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	12/15/20	8,240	9,775
New York State
Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,663
New York State
Urban Development Corp. Revenue
(Personal Income Tax)	5.000%	3/15/37	7,000	7,307
New York State
Urban Development Corp. Revenue
(Service Contract)	5.000%	1/1/17	4,000	4,609
New York State
Urban Development Corp. Revenue
(Service Contract)	5.000%	1/1/20	7,530	8,757
New York State
Urban Development Corp. Revenue
(Service Contract)	5.000%	1/1/21	1,355	1,569

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State
Urban Development Corp. Revenue
(Service Contract)	5.250%	1/1/24	10,000	11,083
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	2,770	2,915
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,159
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,997
Port Authority of New York &
New Jersey Revenue	5.000%	8/15/28 (4)	10,000	10,732
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	4,000	4,326
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	6,500	6,980
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/33	6,000	6,201
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	6,941
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	10,765	11,390
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/39	6,480	6,829
Port Authority of New York &
New Jersey Revenue	5.000%	1/15/41	5,000	5,297
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.140%	12/7/11	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,095
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,173
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	7,316
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	10/1/16	3,510	3,979
3 Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	10,152
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(Institute of Technology Project)	5.250%	3/1/19	500	531
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(Institute of Technology Project)	5.250%	3/1/20	1,000	1,054
Suffolk County NY Industrial Development
Agency Civic Facility Revenue
(Institute of Technology Project)	5.000%	3/1/26	2,000	2,021
Suffolk County NY Water Authority Revenue	5.250%	6/1/12 (ETM)	4,290	4,398
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,806
Tobacco Settlement Asset
Securitization Corp. Inc. New York	4.750%	6/1/22	9,995	9,634
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.000%	6/1/26	1,500	1,403
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.000%	6/1/34	8,965	6,840

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.125%	6/1/42	21,660	15,254
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/14	3,000	3,277
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/15	3,200	3,581
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/16	3,000	3,423
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/17	3,500	4,044
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/18	2,200	2,568
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.120%	12/7/11	4,000	4,000
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	1/1/12 (Prere.)	2,930	2,943
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	1/1/12 (Prere.)	2,330	2,340
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/18	185	193
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/19	28,235	29,497
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/23	1,500	1,777
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/25	2,000	2,301
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/26	2,000	2,279
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/27	5,000	5,624
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/28	2,500	2,792
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/28	2,675	2,853
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	3,385	3,620
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	13,310	14,139
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/38	25,000	26,999
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,535
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,674
United Nations Development Corp.
New York Revenue	5.000%	7/1/20	3,340	3,892
Westchester County NY GO	4.000%	6/1/14	9,375	10,174
Westchester County NY GO	5.000%	7/1/14	8,930	9,949
Westchester County NY GO	4.000%	6/1/15	9,760	10,828
Westchester County NY GO	5.000%	7/1/15	9,380	10,766
Westchester County NY GO	5.000%	7/1/16	9,850	11,612
Westchester County NY GO	5.000%	7/1/17	10,340	12,451

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westchester County NY
Health Care Corp. Revenue	6.125%	11/1/37	2,000	2,148
Yonkers NY GO	5.000%	10/1/20	1,000	1,080
				2,944,618
Puerto Rico (1.6%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	6,500	6,761
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (14)	16,345	16,756
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,354
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,053
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,145
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,397
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	9,039
				49,505
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,040
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,118
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,959
				8,117
Total Tax-Exempt Municipal Bonds (Cost $2,864,890)				3,002,240
Other Assets and Liabilities (0.8%)
Other Assets				44,905
Liabilities				(21,668)
				23,237
Net Assets (100%)				3,025,477

New York Long-Term Tax-Exempt Fund

At November 30, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	2,948,257
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(60,130)
Unrealized Appreciation (Depreciation)
Investment Securities	137,350
Futures Contracts	—
Net Assets	3,025,477

Investor Shares—Net Assets
Applicable to 44,331,207 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	498,280
Net Asset Value Per Share—Investor Shares	$11.24

Admiral Shares—Net Assets
Applicable to 224,839,671 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,527,197
Net Asset Value Per Share—Admiral Shares	$11.24

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $70,300,000, representing 2.3% of net assets.
2 Securities with a value of $55,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2011.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2011
($000)
Investment Income
Income
Interest	117,574
Total Income	117,574
Expenses
The Vanguard Group—Note B
Investment Advisory Services	329
Management and Administrative—Investor Shares	762
Management and Administrative—Admiral Shares	2,046
Marketing and Distribution—Investor Shares	168
Marketing and Distribution—Admiral Shares	520
Custodian Fees	43
Auditing Fees	29
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	3
Total Expenses	3,916
Net Investment Income	113,658
Realized Net Gain (Loss)
Investment Securities Sold	(2,753)
Futures Contracts	(4,978)
Realized Net Gain (Loss)	(7,731)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	57,626
Futures Contracts	8
Change in Unrealized Appreciation (Depreciation)	57,634
Net Increase (Decrease) in Net Assets Resulting from Operations	163,561

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,658	120,846
Realized Net Gain (Loss)	(7,731)	14,353
Change in Unrealized Appreciation (Depreciation)	57,634	(6,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	163,561	128,841
Distributions
Net Investment Income
Investor Shares	(19,346)	(28,376)
Admiral Shares	(94,312)	(92,470)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(113,658)	(120,846)
Capital Share Transactions
Investor Shares	(105,511)	(140,316)
Admiral Shares	36,902	191,452
Net Increase (Decrease) from Capital Share Transactions	(68,609)	51,136
Total Increase (Decrease)	(18,706)	59,131
Net Assets
Beginning of Period	3,044,183	2,985,052
End of Period	3,025,477	3,044,183

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.04	$11.01	$10.13	$11.09	$11.44
Investment Operations
Net Investment Income	.420	.429	.442	.463	.486
Net Realized and Unrealized Gain (Loss)
on Investments	.200	.032	.880	(.960)	(.315)
Total from Investment Operations	.620	.461	1.322	(.497)	.171
Distributions
Dividends from Net Investment Income	(.420)	(.429)	(.442)	(.463)	(.486)
Distributions from Realized Capital Gains	—	—	—	—	(.035)
Total Distributions	(.420)	(.429)	(.442)	(.463)	(.521)
Net Asset Value, End of Period	$11.24	$11.04	$11.01	$10.13	$11.09

Total Return[1]	5.77%	4.20%	13.26%	-4.63%	1.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$498	$596	$732	$639	$680
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.82%	3.84%	4.13%	4.28%	4.36%
Portfolio Turnover Rate	22%	29%	29%	38%	10%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.04	$11.01	$10.13	$11.09	$11.44
Investment Operations
Net Investment Income	.428	.438	.451	.470	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.200	.032	.880	(.960)	(.315)
Total from Investment Operations	.628	.470	1.331	(.490)	.179
Distributions
Dividends from Net Investment Income	(.428)	(.438)	(.451)	(.470)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	(.035)
Total Distributions	(.428)	(.438)	(.451)	(.470)	(.529)
Net Asset Value, End of Period	$11.24	$11.04	$11.01	$10.13	$11.09

Total Return	5.85%	4.28%	13.35%	-4.56%	1.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,527	$2,448	$2,253	$1,963	$1,990
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.90%	3.92%	4.21%	4.35%	4.43%
Portfolio Turnover Rate	22%	29%	29%	38%	10%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2011, the fund had contributed capital of $489,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,002,240	—
Futures Contracts—Liabilities[1]	(32)	—	—
Total	(32)	3,002,240	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2012	1	129	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $57,759,000 to offset future net capital gains of $18,758,000 through November 30, 2015, $31,547,000 through November 30, 2017, and $7,454,000 through November 30, 2019.

New York Long-Term Tax-Exempt Fund

The fund had realized losses totaling $2,372,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2011, the cost of investment securities for tax purposes was $2,867,262,000. Net unrealized appreciation of investment securities for tax purposes was $134,978,000, consisting of unrealized gains of $144,649,000 on securities that had risen in value since their purchase and $9,671,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2011, the fund purchased $607,987,000 of investment securities and sold $667,520,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,672	9,619	212,422	19,066
Issued in Lieu of Cash Distributions	15,556	1,416	23,025	2,063
Redeemed	(226,739)	(20,727)	(375,763)	(33,653)
Net Increase (Decrease)—Investor Shares	(105,511)	(9,692)	(140,316)	(12,524)
Admiral Shares
Issued	440,745	40,206	537,226	48,157
Issued in Lieu of Cash Distributions	67,592	6,149	66,403	5,950
Redeemed	(471,435)	(43,280)	(412,177)	(37,035)
Net Increase (Decrease)—Admiral Shares	36,902	3,075	191,452	17,072

H. In preparing the financial statements as of November 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting two separate portfolios of Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 11, 2012

Special 2011 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2011, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2011	11/30/2011	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.08	$0.75
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,039.96	$1.02
Admiral Shares	1,000.00	1,040.37	0.61
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.32	$0.76
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.15%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2011: $52,000
Fiscal Year Ended November 30, 2010: $48,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2011: $3,978,540
Fiscal Year Ended November 30, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2011: $1,341,750
Fiscal Year Ended November 30, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2011: $373,830
Fiscal Year Ended November 30, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2011: $16,000
Fiscal Year Ended November 30, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2011: $389,830
Fiscal Year Ended November 30, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 20, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number 33-23444, Incorporated by Reference.